                                              Supplement to Prospectus dated May 1, 2002
                                                     Supplement dated May 1, 2002

This  Supplement  should be  retained  with the current  Prospectus  for your  variable  life policy  issued by American  Skandia  Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

AST Kinetics Internet Portfolio merger with AST Gabelli All-Cap Value Portfolio

Shareholders  have  approved the Plan of  Reorganization  of the AST Kinetics  Internet  Portfolio  and the AST Gabelli  All-Cap  Value
Portfolio.  American  Skandia  anticipates  that the  reorganization  will take place on or about May 3, 2002.  Between May 1, 2002 and the date that the  reorganization  is completed,  Policy Owners with Account Value allocated to the AST Kinetics  Internet  Sub-account will  continue  to be  invested  in the  Sub-account  with  all  rights  and  privileges  under  the  Policy.  Upon  completion  of the reorganization,  the AST Kinetics  Internet  Portfolio  will cease to exist and Policy Owners will have an equivalent  Account Value in the AST Gabelli All-Cap Value Sub-account.

AST Scudder Japan Portfolio merger with AST American Century International Growth

Shareholders  have approved the Plan of  Reorganization  of the AST Scudder Japan Portfolio and the AST American Century  International
Growth Portfolio.  American Skandia  anticipates that the  reorganization  will take place on or about May 3, 2002. Between May 1, 2002 and the date that the  reorganization  is completed,  Policy Owners with Account Value  allocated to the AST Scudder Japan  Sub-account will  continue  to be  invested  in the  Sub-account  with  all  rights  and  privileges  under  the  Policy.  Upon  completion  of the reorganization,  the AST Scudder Japan  Portfolio  will cease to exist and Policy  Owners will have an equivalent  Account Value in the
AST American Century International Growth Sub-account.

SPVLI/FPVLI/FOCUS/HORIZON-SUPP. (05/01/02)